Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Summary of Changes in Liabilities Arising from Financing Activities

Changes in liabilities arising from financing activities

	January 1, 2026	Payments	Proceeds from long-term debt	Transaction costs incurred for long-term debt	Reclassifications and other	June 30, 2026
(in USD and thousands)
Current portion of long-term debt	$374,607	$(317,731)	$—	$—	$149,034	$205,910
Long-term debt	5,127,368	—	800,046	(45,179)	(143,960)	5,738,275
Short-term portion of lease liabilities	26,484	(13,344)	—	—	16,060	29,200
Long-term portion of lease liabilities	212,437	—	—	—	6,604	219,041
Total liabilities from financing activities	$5,740,896	$(331,075)	$800,046	$(45,179)	$27,738	$6,192,426

	January 1, 2025	Payments	Proceeds from long-term debt	Transaction costs incurred for long-term debt	Reclassifications and other	June 30, 2025
(in USD and thousands)
Current portion of long-term debt	$469,766	$(372,886)	$—	$—	$152,966	$249,846
Long-term debt	4,866,159	—	430,507	(41,912)	(66,314)	5,188,440
Short-term portion of lease liabilities	28,944	(13,503)	—	—	13,165	28,606
Long-term portion of lease liabilities	207,594	—	—	—	(15,678)	191,916
Total liabilities from financing activities	$5,572,463	$(386,389)	$430,507	$(41,912)	$84,139	$5,658,808

Summary of Carrying Amount and Fair Value of Financial Assets and Liabilities

The carrying amounts of the Group’s financial assets and liabilities all approximate the fair values of those assets and liabilities as of June 30, 2026 and December 31, 2025, except for fixed interest debt, as outlined below:

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial assets	2026	2025	2026	2025
Forward foreign currency contracts	$11,853	$40,615	$11,853	$40,615
Accounts and other receivables and prepaid expenses and other current assets	11,023	20,000	11,023	20,000
Other non-current assets	44,234	34,984	44,234	34,984
Total financial assets	$67,110	$95,599	$67,110	$95,599

Total current	$22,786	$60,615	$22,786	$60,615
Total non-current	$44,324	$34,984	$44,324	$34,984

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial liabilities	2026	2025	2026	2025
Forward foreign currency contracts	$15,066	$—	$15,066	$—
Debt	5,944,185	5,501,975	6,187,606	5,735,931
Total financial liabilities	$5,959,251	$5,501,975	$6,202,672	$5,735,931

Total current	$213,924	$374,607	$231,111	$401,464
Total non-current	$5,745,327	$5,127,368	$5,971,561	$5,334,467

Summary of Fair Value Hierarchy for Group's Financial Assets and Liabilities

As of June 30, 2026 and December 31, 2025, designation within the fair value hierarchy for the Group’s financial assets and liabilities is outlined below:

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial assets	2026	2025	2026	2025
Level 1
Cash deposits	$55,257	$54,984	$55,257	$54,984
Level 2
Forward foreign currency contracts	11,853	40,615	11,853	40,615
Total financial assets	$67,110	$95,599	$67,110	$95,599

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial liabilities	2026	2025	2026	2025
Level 2
Forward foreign currency contracts	$15,066	$—	$15,066	$—
Debt	5,944,185	5,501,975	6,187,606	5,735,931
Total financial liabilities	$5,959,251	$5,501,975	$6,202,672	$5,735,931